Long-term prepayments and other non-current assets	12 Months Ended
Dec. 31, 2019
Long-term prepayments and other non-current assets
Long-term prepayments and other non-current assets
16.	Long-term prepayments and other non-current assets

The following is a summary of long-term prepayments and other non-current assets:

	As of December 31,
	2018	2019
	RMB	RMB
Profit participation right, consideration and other receivables from 58 Finance (due from a related party (Note 8))	491,656	191,055
Long-term prepaid advertising fee	—	153,287
Deferred tax assets, net	42,953	85,023
Rental deposits	17,537	19,744
Prepayment for purchase of property and equipment	10,764	6,341
Prepayment for investments	75,000	—
Others	1,568	14,142
Total	639,478	469,592